USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.0%
	AEROSPACE & DEFENSE - 16.7%
486,265	BAE Systems plc	$ 3,618,698
14,700	Northrop Grumman Corporation	5,689,929
57,958	Raytheon Technologies Corporation	4,987,865
		14,296,492
	BEVERAGES - 28.1%
15,000	Carlsberg A/S - Series B	2,593,749
19,000	Constellation Brands, Inc., Class A	4,768,430
24,500	Diageo plc - ADR	5,393,430
45,000	Heineken N.V.	5,064,849
26,500	Pernod Ricard S.A.	6,381,013
		24,201,471
	BIOTECH & PHARMA - 0.8%
500,000	Mind Medicine MindMed, Inc.(a)	690,000

	GAMING REITS - 1.6%
28,322	Gaming and Leisure Properties, Inc.	1,378,149

	LEISURE FACILITIES & SERVICES - 24.2%
130,000	DraftKings, Inc., Class A(a)	3,571,100
22,500	Evolution A.B.	3,202,618
10,000	Flutter Entertainment plc - ADR(a)	796,600
1,155,000	Galaxy Entertainment Group Ltd.(a)	5,984,188
61,000	Las Vegas Sands Corporation(a)	2,296,040
1,400,000	Melco International Development Ltd.(a)	1,707,459
850,000	Sands China Ltd.(a)	1,979,596
1,474,600	Wynn Macau Ltd.(a)	1,204,635
		20,742,236
	TOBACCO & CANNABIS - 24.6%
100,000	Altria Group, Inc.	4,739,000
93,000	British American Tobacco plc - ADR	3,479,130
27,000	Canopy Growth Corporation(a)	235,710

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	TOBACCO & CANNABIS - 24.6% (Continued)
55,000	Philip Morris International, Inc.	$ 5,225,000
925,000	Swedish Match A.B.	7,372,402
		21,051,242

	TOTAL COMMON STOCKS (Cost $57,371,465)	82,359,590

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
777,905	First American Treasury Obligations Fund, Class X, 0.01% (Cost $777,905)(b)	777,905

	TOTAL INVESTMENTS - 96.9% (Cost $58,149,370)	$ 83,137,495
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%	2,629,240
	NET ASSETS - 100.0%	$ 85,766,735

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.